Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Merchandise	₩	3,507,426	2,717,915
Work in process		694,738	756,802
Allowance for Inventories valuation		(2,589,862)	(2,656,393)
Total		1,612,302	818,324